Condensed Financial Information of AMERCO, Statements of Cash Flow (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Statement of Cash Flow
CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF CASH FLOW

	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Cash flows from operating activities:
Net earnings	$264,708	$205,695	$184,126
Change in investments in subsidiaries	(212,164)	(149,160)	(132,570)
Adjustments to reconcile net earnings to cash provided by operations:
Depreciation	5	5	9
Net gain on sale of investments	(76)	(488)	(65)
Deferred income taxes	9,206	109,680	73,790
Net change in other operating assets and liabilities:
Prepaid expenses	(12,979)	6,470	(15,966)
Other assets	365	2,380	34,937
Related party assets	-	-	273
Accounts payable and accrued expenses	2,659	4,163	(8,603)
Net cash provided by operating activities	51,724	178,745	135,931

Cash flows from investing activities:
Purchases of property, plant and equipment	(2)	(1)	(5)
Purchases of equity securities	-	(8,855)	(8,253)
Proceeds of equity securities	372	8,800	1,065
Net cash used by investing activities	370	(56)	(7,193)

Cash flows from financing activities:
Proceeds from (repayments) of intercompany loans	172,444	(52,051)	30,566
Preferred stock redemption paid	-	(151,997)	-
Preferred stock dividends paid	-	(3,241)	(12,963)
Common stock dividends paid	(97,421)	(19,484)	-
Dividend from related party	-	-	3,303
Contribution to related party	(1,500)	(518)	-
Net cash provided (used) by financing activities	73,523	(227,291)	20,906

Increase (decrease) in cash and cash equivalents	125,617	(48,602)	149,644
Cash and cash equivalents at beginning of period	201,502	250,104	100,460
Cash and cash equivalents at end of period	$327,119	$201,502	$250,104

Income taxes paid, net of income taxes refunds received, amounted to $144.7 million, $10.7 million and $14.3 million for fiscal 2013, 2012 and 2011, respectively.
The accompanying notes are an integral part of these condensed consolidated financial statements.